Average Annual Total Returns (American Global Small Capitalization Trust)	12 Months Ended
May 01, 2011
MSCI AC World Small Cap Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	26.71%
Five Year	7.12%
Ten Year	9.84%
Series I, American Global Small Capitalization Trust
Average Annual Total Returns
One Year	21.76%
Five Year	6.31%
Ten Year	8.48%
Date of Inception	Nov. 05, 2010
Series II, American Global Small Capitalization Trust
Average Annual Total Returns
One Year	21.85%
Five Year	6.12%
Ten Year	7.97%
Date of Inception	May 01, 2007
Series III, American Global Small Capitalization Trust
Average Annual Total Returns
One Year	22.50%
Five Year	6.72%
Ten Year	8.69%
Date of Inception	Jan. 02, 2008